Expendable parts and supplies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Expendable parts and supplies expense	$ 39.8	$ 38.0	$ 34.7